LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.09%
Aerospace & Defense–0.68%
BWX Technologies	34,900	$ 1,965,219
Hexcel	18,800	630,740
Huntington Ingalls Industries	5,400	760,050
L3Harris Technologies	5,490	932,422
TransDigm Group	6,000	2,850,720
		7,139,151
Air Freight & Logistics–0.15%
Expeditors International of Washington	17,500	1,584,100
		1,584,100
Auto Components–0.11%
Aptiv	12,400	1,136,832
		1,136,832
Automobiles–0.10%
Ferrari	5,880	1,082,449
		1,082,449
Banks–0.36%
First Republic Bank	8,700	948,822
Signature Bank	12,992	1,078,206
†SVB Financial Group	4,054	975,473
Webster Financial	29,043	767,026
		3,769,527
Beverages–0.61%
Brown-Forman Class B	55,955	4,214,531
Constellation Brands Class A	11,400	2,160,414
		6,374,945
Biotechnology–6.99%
†ACADIA Pharmaceuticals	76,100	3,139,125
†Acceleron Pharma	29,400	3,308,382
†Agios Pharmaceuticals	21,200	742,000
†Alexion Pharmaceuticals	19,100	2,185,613
†Alnylam Pharmaceuticals	48,695	7,089,992
†Argenx ADR	11,837	3,107,449
†Ascendis Pharma ADR	15,336	2,366,651
†BioMarin Pharmaceutical	75,500	5,744,040
†BioNTech ADR	20,200	1,398,446
†Bluebird Bio	10,000	539,500
†Blueprint Medicines	23,700	2,196,990
†Exact Sciences	50,700	5,168,865
†Exelixis	131,000	3,202,950
†FibroGen	43,896	1,805,004
†Genmab Sponsored ADR	28,200	1,032,402
†Incyte	91,100	8,175,314
†Ionis Pharmaceuticals	45,400	2,154,230
†Neurocrine Biosciences	54,317	5,223,123
†Sage Therapeutics	14,699	898,403
†Sarepta Therapeutics	18,500	2,597,955
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Seattle Genetics	46,931	$ 9,183,927
†Ultragenyx Pharmaceutical	25,804	2,120,831
		73,381,192
Building Products–0.93%
Allegion	24,600	2,433,186
AO Smith	23,900	1,261,920
Fortune Brands Home & Security	24,983	2,161,529
Trane Technologies	32,611	3,954,084
		9,810,719
Capital Markets–2.79%
Cboe Global Markets	22,667	1,988,802
FactSet Research Systems	4,650	1,557,192
MarketAxess Holdings	16,400	7,898,076
MSCI	29,900	10,667,722
Nasdaq	7,500	920,325
Tradeweb Markets Class A	107,894	6,257,852
		29,289,969
Chemicals–0.55%
CF Industries Holdings	35,700	1,096,347
PPG Industries	9,100	1,110,928
RPM International	43,300	3,586,972
		5,794,247
Commercial Services & Supplies–2.77%
ADT	116,700	953,439
†Churchill Capital III Class A	184,600	1,892,150
Cintas	28,400	9,452,372
†Copart	67,100	7,056,236
†IAA	68,054	3,543,572
Ritchie Bros Auctioneers	17,400	1,030,950
Rollins	40,787	2,210,248
Waste Connections	28,193	2,926,433
		29,065,400
Communications Equipment–0.21%
Motorola Solutions	13,868	2,174,641
		2,174,641
Construction & Engineering–0.12%
Valmont Industries	10,300	1,279,054
		1,279,054
Construction Materials–0.60%
Vulcan Materials	46,218	6,264,388
		6,264,388
Containers & Packaging–1.19%
Avery Dennison	21,700	2,774,128
Ball	98,173	8,160,140
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sealed Air	40,600	$ 1,575,686
		12,509,954
Distributors–0.40%
Pool	12,600	4,215,204
		4,215,204
Diversified Consumer Services–0.68%
†Bright Horizons Family Solutions	21,400	3,253,656
†Grand Canyon Education	10,900	871,346
Service Corp. International	22,100	932,178
†Terminix Global Holdings	51,500	2,053,820
		7,111,000
Electrical Equipment–1.06%
AMETEK	10,325	1,026,305
†Generac Holdings	22,400	4,337,536
Hubbell	7,200	985,248
Rockwell Automation	21,800	4,810,824
		11,159,913
Electronic Equipment, Instruments & Components–3.29%
Amphenol Class A	81,900	8,867,313
CDW	68,000	8,128,040
Cognex	42,850	2,789,535
†Coherent	10,220	1,133,705
Corning	35,200	1,140,832
FLIR Systems	14,000	501,900
†IPG Photonics	6,600	1,121,802
†Keysight Technologies	48,462	4,787,076
Littelfuse	12,400	2,199,016
†Zebra Technologies Class A	15,400	3,887,884
		34,557,103
Entertainment–2.26%
†Electronic Arts	13,100	1,708,371
†Live Nation Entertainment	37,600	2,025,888
†Spotify Technology	55,800	13,535,406
†Take-Two Interactive Software	20,100	3,320,922
†Zynga Class A	347,015	3,164,777
		23,755,364
Equity Real Estate Investment Trusts–0.34%
CubeSmart	35,600	1,150,236
MGM Growth Properties Class A	43,952	1,229,777
SBA Communications	3,800	1,210,224
		3,590,237
Food & Staples Retailing–0.20%
Casey's General Stores	12,000	2,131,800
		2,131,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.20%
Conagra Brands	30,200	$ 1,078,442
Hershey	46,200	6,622,308
McCormick & Co Non-Voting Shares	19,700	3,823,770
Tyson Foods Class A	17,200	1,023,056
		12,547,576
Health Care Equipment & Supplies–5.96%
†ABIOMED	11,400	3,158,484
†Align Technology	27,500	9,002,400
Cooper	14,700	4,955,664
†DexCom	20,100	8,285,823
†Hologic	91,700	6,095,299
†ICU Medical	4,957	905,941
†IDEXX Laboratories	21,200	8,333,932
†Novocure	30,600	3,406,086
†Penumbra	15,200	2,954,576
†Quidel	19,000	4,168,220
STERIS	12,350	2,175,947
Teleflex	15,500	5,276,510
West Pharmaceutical Services	14,000	3,848,600
		62,567,482
Health Care Providers & Services–3.19%
†Acadia Healthcare	40,788	1,202,430
†Amedisys	18,100	4,279,383
†Centene	110,276	6,432,399
†DaVita	34,600	2,963,490
McKesson	86,849	12,934,422
†Molina Healthcare	25,500	4,667,520
Universal Health Services Class B	9,000	963,180
		33,442,824
Health Care Technology–1.93%
Cerner	28,700	2,074,723
†GoodRx Holdings Class A	5,565	309,414
†Livongo Health	20,200	2,829,010
†Veeva Systems Class A	53,400	15,015,546
		20,228,693
Hotels, Restaurants & Leisure–2.66%
†Chipotle Mexican Grill	10,300	12,810,213
Domino's Pizza	14,100	5,996,448
Dunkin' Brands Group	38,168	3,126,341
MGM Resorts International	51,100	1,111,425
Papa John's International	11,900	979,132
Restaurant Brands International	16,804	966,398
Wynn Resorts	12,600	904,806
†Yum China Holdings	18,900	1,000,755
Yum! Brands	11,200	1,022,560
		27,918,078

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.39%
†NVR	990	$ 4,042,289
		4,042,289
Household Products–1.30%
Church & Dwight	78,100	7,318,751
Clorox	25,100	5,275,267
Reynolds Consumer Products	34,892	1,068,393
		13,662,411
Insurance–0.60%
Assurant	16,200	1,965,222
Axis Capital Holdings	26,800	1,180,272
†GoHealth Class A	45,186	588,548
†Selectquote	24,378	493,654
=†πSelectquote Lockup Shares	102,000	2,065,500
		6,293,196
Interactive Media & Services–1.70%
†IAC/InterActive	26,400	3,162,192
†Match Group	83,467	9,235,623
†Snap Class A	188,600	4,924,346
†ZoomInfo Technologies Class A	11,942	513,387
		17,835,548
Internet & Direct Marketing Retail–0.76%
†Chewy Class A	36,227	1,986,326
†Etsy	48,900	5,947,707
		7,934,033
IT Services–8.65%
†Akamai Technologies	68,600	7,583,044
†Black Knight	69,655	6,063,468
Booz Allen Hamilton Holding	68,320	5,669,193
Broadridge Financial Solutions	47,300	6,243,600
†EPAM Systems	7,100	2,295,288
†Euronet Worldwide	19,700	1,794,670
†FleetCor Technologies	37,400	8,904,940
†Gartner	31,100	3,885,945
Genpact	40,600	1,581,370
†GoDaddy Class A	67,700	5,143,169
Leidos Holdings	33,900	3,022,185
†MongoDB	15,700	3,634,707
†Okta	47,000	10,050,950
Paychex	29,200	2,329,284
†StoneCo Class A	47,351	2,504,394
†Twilio Class A	41,700	10,303,653
†VeriSign	22,400	4,588,640
†WEX	12,900	1,792,713
†Wix.com	13,429	3,422,381
		90,813,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–2.60%
†Adaptive Biotechnologies	44,394	$ 2,158,880
Agilent Technologies	42,200	4,259,668
†Avantor	343,733	7,730,555
Bruker	27,900	1,109,025
†IQVIA Holdings	17,520	2,761,678
†Mettler-Toledo International	6,400	6,180,800
†PPD	31,695	1,172,398
†PRA Health Sciences	18,600	1,886,784
		27,259,788
Machinery–1.47%
Fortive	14,108	1,075,171
Graco	36,000	2,208,600
IDEX	5,825	1,062,538
†Middleby	10,636	954,155
Nordson	10,700	2,052,474
Otis Worldwide	26,500	1,654,130
PACCAR	11,300	963,664
Toro	35,400	2,971,830
Woodward	17,900	1,434,864
Xylem	13,100	1,101,972
		15,479,398
Media–0.36%
†Altice USA Class A	143,564	3,732,664
		3,732,664
Metals & Mining–0.18%
Kirkland Lake Gold	37,900	1,846,867
		1,846,867
Multiline Retail–0.71%
†Dollar Tree	57,000	5,206,380
†Ollie's Bargain Outlet Holdings	26,100	2,279,835
		7,486,215
Oil, Gas & Consumable Fuels–0.35%
Cabot Oil & Gas	51,200	888,832
Concho Resources	19,248	849,222
=†πVenture Global LNG Series B	36	138,528
=†πVenture Global LNG Series C	455	1,750,840
		3,627,422
Pharmaceuticals–1.75%
†Catalent	44,469	3,809,214
†Elanco Animal Health	80,318	2,243,282
†GW Pharmaceuticals ADR	4,500	438,075
†Horizon Therapeutics	66,600	5,173,488
†Jazz Pharmaceuticals	15,167	2,162,662
†MyoKardia	8,400	1,145,172
Perrigo	19,200	881,472
Royalty Pharma Class A	60,780	2,557,015
		18,410,380

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–4.00%
†CoStar Group	14,700	$ 12,473,097
†Dun & Bradstreet Holdings	72,174	1,851,985
Equifax	33,800	5,303,220
IHS Markit	90,225	7,083,564
TransUnion	77,800	6,545,314
Verisk Analytics	46,996	8,708,829
=†πWeWork Companies Class A	4,358	0
		41,966,009
Road & Rail–0.95%
JB Hunt Transport Services	14,800	1,870,424
Kansas City Southern	12,100	2,188,043
Landstar System	8,000	1,003,920
Old Dominion Freight Line	26,900	4,866,748
		9,929,135
Semiconductors & Semiconductor Equipment–7.06%
Entegris	109,400	8,132,796
†Inphi	43,700	4,905,325
KLA	71,700	13,891,158
Marvell Technology Group	102,611	4,073,657
Maxim Integrated Products	43,900	2,968,079
Microchip Technology	94,700	9,731,372
Monolithic Power Systems	36,500	10,205,765
Skyworks Solutions	28,900	4,204,950
Teradyne	75,300	5,983,338
Xilinx	95,700	9,975,768
		74,072,208
Software–18.77%
†Anaplan	53,200	3,329,256
†ANSYS	30,000	9,816,900
†Aspen Technology	30,087	3,808,713
†Atlassian Class A	9,231	1,678,103
†Avalara	45,700	5,819,438
†Bentley Systems Class B	14,350	450,590
†Bill.Com Holdings	31,100	3,119,641
†Cadence Design Systems	117,400	12,518,362
†Ceridian HCM Holding	50,221	4,150,766
Citrix Systems	28,200	3,883,422
†Coupa Software	29,400	8,062,656
†Crowdstrike Holdings Class A	36,495	5,011,493
†Datadog Class A	58,718	5,998,631
†DocuSign	65,313	14,057,970
†Dynatrace	39,988	1,640,308
†Five9	48,218	6,252,910
†Fortinet	55,800	6,573,798
†Guidewire Software	17,700	1,845,579
†HubSpot	12,600	3,682,098
†nCino	22,400	1,784,832
NortonLifeLock	47,200	983,648
†Palo Alto Networks	27,900	6,828,525
†Paycom Software	29,550	9,198,915
†Paylocity Holding	23,900	3,857,938
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Proofpoint	30,600	$ 3,229,830
†PTC	42,151	3,486,731
†RealPage	69,287	3,993,703
†RingCentral Class A	30,700	8,430,527
†Slack Technologies Class A	124,437	3,342,378
†Smartsheet Class A	33,600	1,660,512
†Splunk	62,100	11,682,873
SS&C Technologies Holdings	63,800	3,861,176
†Synopsys	53,600	11,469,328
=†πTanium Class B	26,961	307,226
†Trade Desk Class A	15,700	8,144,846
†Tyler Technologies	17,700	6,169,512
†Workday Class A	10,405	2,238,428
†Zendesk	44,219	4,551,019
		196,922,581
Specialty Retail–4.19%
†AutoZone	5,618	6,615,982
†Burlington Stores	27,400	5,646,866
†CarMax	29,400	2,702,154
†Five Below	13,000	1,651,000
†O'Reilly Automotive	28,000	12,910,240
Ross Stores	32,300	3,014,236
Tractor Supply	37,900	5,432,586
†Ulta Beauty	20,890	4,678,942
Williams-Sonoma	14,900	1,347,556
		43,999,562
Technology Hardware, Storage & Peripherals–0.20%
†Pure Storage Class A	134,915	2,076,342
		2,076,342
Textiles, Apparel & Luxury Goods–1.33%
†Lululemon Athletica	42,500	13,998,225
		13,998,225
Trading Companies & Distributors–0.44%
Fastenal	21,800	982,962
†HD Supply Holdings	26,700	1,101,108
†United Rentals	6,100	1,064,450
Watsco	6,100	1,420,629
		4,569,149
Total Common Stock (Cost $629,325,633)		1,039,838,858
CONVERTIBLE PREFERRED STOCKS–0.86%
=†πAirbnb Series D	18,795	1,485,557
=†πAirbnb Series E	2,425	191,672
=†πDatabricks	9,712	466,176
=†πDatabricks Series F	20,628	990,144
=†πProcore Technologies	2,730	122,850
=†πProcore Technologies Series B	1,820	81,900
=†πRappi Series E	27,648	1,651,859

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πTanium Series G	234,645	$ 2,673,827
=†πUiPath Series D1	59,094	1,098,762
=†πUiPath Series D2	9,924	184,521
=†πUiPath Series E	1,443	26,830
=†πWeWork Companies Series D1	27,915	0
=†πWeWork Companies Series D2	21,933	0
=†πWeWork Companies Series E	16,055	0
Total Convertible Preferred Stocks (Cost $7,655,135)		8,974,098

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	416,597	$ 416,597
Total Money Market Fund (Cost $416,597)		416,597

TOTAL INVESTMENTS–99.99% (Cost $637,397,365)	1,049,229,553
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	144,758
NET ASSETS APPLICABLE TO 34,403,492 SHARES OUTSTANDING–100.00%	$1,049,374,311

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $13,236,192, which represented 1.26% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$765,201	$1,485,557
Airbnb Series E	7/14/2015	225,754	191,672
Databricks	7/24/2020	466,419	466,176
Databricks Series F	10/22/2019	885,940	990,144
Procore Technologies	7/15/2020	122,850	122,850
Procore Technologies Series B	7/15/2020	82,037	81,900
Rappi Series E	9/8/2020	1,651,859	1,651,859
Selectquote Lockup Shares	5/21/2020	1,836,000	2,065,500
Tanium Class B	9/24/2020	307,226	307,226
Tanium Series G	8/16/2015	1,164,848	2,673,827
UiPath Series D1	4/30/2019	775,150	1,098,762
UiPath Series D2	4/30/2019	130,175	184,521
UiPath Series E	7/9/2020	26,830	26,830
Venture Global LNG Series B Series B	3/8/2018	108,720	138,528
Venture Global LNG Series C Series C	10/16/2017	1,693,275	1,750,840
WeWork Companies Class A	12/9/2014	61,758	—
WeWork Companies Series D1	12/9/2014	464,818	—
WeWork Companies Series D2	12/9/2014	365,211	—
WeWork Companies Series E	12/9/2014	528,043	—
Total		$11,662,114	$13,236,192

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, general economic conditions and events, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,139,151	$—	$—	$7,139,151
Air Freight & Logistics	1,584,100	—	—	1,584,100
Auto Components	1,136,832	—	—	1,136,832
Automobiles	1,082,449	—	—	1,082,449
Banks	3,769,527	—	—	3,769,527
Beverages	6,374,945	—	—	6,374,945
Biotechnology	73,381,192	—	—	73,381,192
Building Products	9,810,719	—	—	9,810,719
Capital Markets	29,289,969	—	—	29,289,969
Chemicals	5,794,247	—	—	5,794,247
Commercial Services & Supplies	29,065,400	—	—	29,065,400
Communications Equipment	2,174,641	—	—	2,174,641
Construction & Engineering	1,279,054	—	—	1,279,054
Construction Materials	6,264,388	—	—	6,264,388
Containers & Packaging	12,509,954	—	—	12,509,954
Distributors	4,215,204	—	—	4,215,204
Diversified Consumer Services	7,111,000	—	—	7,111,000
Electrical Equipment	11,159,913	—	—	11,159,913
Electronic Equipment, Instruments & Components	34,557,103	—	—	34,557,103
Entertainment	23,755,364	—	—	23,755,364
Equity Real Estate Investment Trusts	3,590,237	—	—	3,590,237
Food & Staples Retailing	2,131,800	—	—	2,131,800
Food Products	12,547,576	—	—	12,547,576
Health Care Equipment & Supplies	62,567,482	—	—	62,567,482
Health Care Providers & Services	33,442,824	—	—	33,442,824
Health Care Technology	20,228,693	—	—	20,228,693
Hotels, Restaurants & Leisure	27,918,078	—	—	27,918,078
Household Durables	4,042,289	—	—	4,042,289
Household Products	13,662,411	—	—	13,662,411
Insurance	4,227,696	—	2,065,500	6,293,196
Interactive Media & Services	17,835,548	—	—	17,835,548
Internet & Direct Marketing Retail	7,934,033	—	—	7,934,033
IT Services	90,813,594	—	—	90,813,594
Life Sciences Tools & Services	27,259,788	—	—	27,259,788
Machinery	15,479,398	—	—	15,479,398
Media	3,732,664	—	—	3,732,664
Metals & Mining	1,846,867	—	—	1,846,867
Multiline Retail	7,486,215	—	—	7,486,215
Oil, Gas & Consumable Fuels	1,738,054	—	1,889,368	3,627,422
Pharmaceuticals	18,410,380	—	—	18,410,380
Professional Services	41,966,009	—	—*	41,966,009
Road & Rail	9,929,135	—	—	9,929,135
Semiconductors & Semiconductor Equipment	74,072,208	—	—	74,072,208
Software	196,615,355	—	307,226	196,922,581
Specialty Retail	43,999,562	—	—	43,999,562
Technology Hardware, Storage & Peripherals	2,076,342	—	—	2,076,342
Textiles, Apparel & Luxury Goods	13,998,225	—	—	13,998,225
Trading Companies & Distributors	4,569,149	—	—	4,569,149
Convertible Preferred Stocks	—	—	8,974,098*	8,974,098
Money Market Fund	416,597	—	—	416,597
Total Investments	$1,035,993,361	$—	$13,236,192	$1,049,229,553

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2020.
Asset Type	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 4,262,094	Recent Transaction	#	#
			Adjusted recent transaction (a)	26% (N/A)
Convertible Preferred Stock	$ 8,974,098	Recent Transaction	#	#
			Enterprise Value to Sales Multiple (b)	5.4x-9.7x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	6.1x-10.9x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Enterprise Value to Sales growth rate	64% (N/A)
			Enterprise Value to Gross Profit growth rate	72% (N/A)
Total	$ 13,236,192
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/19	$3,221,043	$7,239,170	$10,460,213
Reclassifications	—	—	—
Purchases	2,143,226	2,349,995	4,493,221
Sales	(256,254)	—	(256,254)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(845,921)	(615,067)	(1,460,988)
Balance as of 09/30/20	$4,262,094	$8,974,098	$13,236,192
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/20	$(434,332)	$312,847	$(121,485)
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9